Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial instruments [Abstract]
Summary of the pretax effect of settled commodity futures contracts charged directly to income [Table Text Block]

The following table summarizes the pretax effect of settled commodity futures contracts charged directly to income:

	Settled Commodity Contracts
	Year Ended December 31, 2012
	Gain (Loss)
	Recognized	Volumes
Millions of dollars	in Income	Settled	Volume Unit
Futures:
Gasoline	$(6)	514	million gallons
Heating oil	9	650	million gallons
Butane	(6)	123	million gallons
Crude oil	(19)	557	million gallons
	$(22)

	Year Ended December 31, 2011
	Gain (Loss)
	Recognized	Volumes
	in Income	Settled	Volume Unit
Futures:
Gasoline	$20	546	million gallons
Heating oil	3	609	million gallons
Butane	(3)	23	million gallons
Crude oil	(6)	197	million gallons
	$14

Summary of estimated fair value and notional amounts of open commodity futures contracts [Table Text Block]

The estimated fair value and notional amounts of our open commodity futures contracts are shown in the table below:

	Open Commodity Contracts
	December 31, 2012
		Notional Amounts
Millions of dollars	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$(7)	$56	20	million gallons	January 2013 - February 2013
Heating oil	- -	38	13	million gallons	January 2013
Butane	5	25	14	million gallons	January 2013 - February 2013
Crude oil	1	110	47	million gallons	February 2013 - March 2013
	$(1)	$229

	December 31, 2011
		Notional Amounts
	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$12	$34	12	million gallons	January 2012 - February 2012
Heating oil	1	54	19	million gallons	January 2012
Butane	(1)	22	12	million gallons	January 2012 - February 2012
	$12	$110

Summary of fair value of outstanding financial instruments [Table Text Block]

Derivatives—The following table summarizes financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis. Refer to Note 15, Fair Value Measurement, for additional information regarding the fair value of derivative financial instruments.

		December 31, 2012		December 31, 2011
	Balance Sheet	Notional	Fair	Notional	Fair
Millions of dollars	Classification	Amount	Value	Amount	Value
Assets -
Derivatives:
Commodities	Prepaid expenses	$134	$6	$88	$13
	and other
	current assets
Embedded derivatives	Prepaid expenses	59	5	- -	- -
	and other
	current assets
Foreign currency	Prepaid expenses	964	8	- -	- -
	and other
	current assets
		$1,157	$19	$88	$13
Liabilities -
Derivatives:
Commodities	Accrued liabilities	$94	$7	$22	$1
Warrants	Accrued liabilities	- -	1	14	19
Foreign currency	Accrued liabilities	- -	- -	726	12
		$94	$8	$762	$32

Summary of the pretax effect of derivative instruments charged directly to income [Table Text Block]

The following table summarizes the pretax effect of derivative instruments charged directly to income:

	Effect of Financial Instruments
	Year Ended December 31, 2012
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Successor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$(23)	Cost of sales
Warrants	- -	- -	(11)	Other income
				(expense), net
Embedded derivatives	- -	- -	5	Cost of sales
Foreign currency	- -	- -	65	Other income
				(expense), net
	$ - -	$ - -	$36

	Year Ended December 31, 2011
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$26	Cost of sales
Warrants	- -	- -	(37)	Other income
				(expense), net
Foreign currency	- -	- -	(7)	Other income
				(expense), net
	$ - -	$ - -	$(18)

	May 1 through December 31, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$11	Cost of sales
Warrants	- -	- -	(114)	Other income
				(expense), net
Foreign currency	- -	- -	(2)	Other income
				(expense), net
	- -	- -	(105)

	January 1 through April 30, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Predecessor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives designated as cash-flow
hedges:
Interest rate	$ - -	$(17)	$ - -	Interest expense

Derivatives not designated as hedges:
Commodities	- -	- -	6	Cost of sales
Foreign currency	- -	- -	8	Other income
				(expense), net
	- -	- -	14
	$ - -	$(17)	$14

Non-derivatives designated as hedges of
foreign currency:
Net foreign investment –
8.1% Guaranteed Notes due 2027	$(24)	$ - -	$ - -
8.375% Senior Notes due 2015	(20)	- -	- -
	$(44)	$ - -	$ - -